Long-Term Debt - Summary of Long-Term Debt (Detail) $ in Thousands, € in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Debt Instrument [Line Items]
Total	$ 7,480,374		$ 6,741,625
Unamortized discount and debt issuance costs	(96,288)		(89,649)
Total	7,384,086		6,651,976
Long-term portion	6,277,982		5,999,331
Less current portion	(1,106,104)		(652,645)
Total	7,384,086		6,651,976
Senior Notes (8.5%) due January 15, 2020 [Member]
Debt Instrument [Line Items]
Total	592,657		392,657
Norwegian Kroner-denominated Bonds Due Through May 2020 [Member]
Debt Instrument [Line Items]
Total	621,957		697,798
U.S. Dollar-denominated Term Loans Due Through 2028 [Member]
Debt Instrument [Line Items]
Total	4,020,665		3,103,255
U.S. Dollar Bonds Due Through 2024 [Member]
Debt Instrument [Line Items]
Total	502,449		496,098
Euro-denominated Term Loans Due Through 2023 [Member]
Debt Instrument [Line Items]
Total	241,798	€ 222.7	284,993	€ 235.6
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total	$ 1,500,848		$ 1,766,824